SHARE INCENTIVE PLAN	12 Months Ended
Sep. 30, 2012
SHARE INCENTIVE PLAN [Abstract]
SHARE INCENTIVE PLAN
23.	SHARE INCENTIVE PLAN

Share options

On April 18, 2008, the Company's shareholders approved the "China Distance Education Holdings Limited Share Incentive Plan" (the "Prior Plan"), which permits the grant of share options and shares to its employees and non-employees (the "Participants"). The maximum number of ordinary shares that may be delivered pursuant to compensatory awards granted to the "Participants" under the Prior Plan should not exceed 11,652,556 ordinary shares of par value US$0.0001 per share. On July 2, 2008, the Company's shareholders approved the "China Distance Education Holdings Limited 2008 Performance Incentive Plan" (the "New Plan"). Subject to any amendment of the New Plan, the maximum number of ordinary shares that may be issued pursuant to the New Plan is equal to 5% of the total number of ordinary shares issued and outstanding as of August 4, 2008, plus an automatic annual increase on October 1 of each calendar year commencing with October 1, 2008, by an amount equal to the lesser of (i) 1% of the total number of ordinary shares issued and outstanding on September 30 of the same calendar year, or (ii) such number of ordinary shares as may be determined by the Company's board of directors. The purpose of these share incentive plans is to promote the success of the Company and the interests of its shareholders by providing a means through which the Company may grant equity-based incentives to attract, motivate, retain and reward certain officers, employees, directors and other eligible persons and to further link the interests of recipients with those of the Company's shareholders generally. The Prior Plan will expire on April 17, 2018. The New Plan will expire on the tenth anniversary date of August 4, 2008. Option awards are generally granted with an exercise price equal to the market price of the Company's stock at the date of grant; those option awards generally vest within 4 years of continuous service and have 10-year contractual terms. Share awards generally vest for 1 year.

By a resolution of the board of directors on April 18, 2008, 11,652,556 share options were authorized to be granted to certain employees and non-employees. An aggregate of 11,045,500 share options were granted, including a total of 10,060,600 granted to employees on April 18, 2008 and May 31, 2008, and 984,900 granted to non-employees on April 18, 2008 (collectively "the first round"). The share options had an exercise price of US$2.995966 per share and a graded vesting term of four years. For the options granted to non-employees, the Group determined the measurement date to be the performance commitment date pursuant to the service supplemental agreements, in which the penalty for nonperformance was stipulated and represented a sufficiently large disincentive for nonperformance.

The options would vest as to 25% of the total number of ordinary shares subject to the options on the first anniversary of the vesting commencement date. The remaining 75% of the total number of ordinary shares subject to the options would vest in six substantially equal semi-annual installments, with the first installment vesting on the last day of the sixth month following the month in which the first anniversary of the vesting commencement date occurs and an additional installment vesting on the last day of every six months thereafter.

On November 17, 2008, the Company's board of directors and compensation committee approved to provide a compensation package for the non-executive directors. 400,000 options were granted to five directors on December 2, 2008. These options are subject to a two-year vesting schedule with 50% vesting in each year. The exercise price is US$0.82 per share which was determined by the closing price of the Company's ADSs on NYSE on December 2, 2008.

On December 2, 2008 (the "repricing date"), the Company's board of directors and compensation committee approved to amend the terms of certain stock options granted to 260 employees and 17 non-employees to reduce the exercise price of all outstanding share options from US$2.995966 per share to US$0.82 per share based on the closing price of the Company's ADSs on NYSE on December 2, 2008. The amendments did not change the vesting provisions or the number of shares subject to any of the option awards. This was accounted for as a share option modification and required the remeasurement of the fair value of these share options. This remeasurement resulted in a total incremental share-based compensation of US$2,699, of which US$752 and US$853 were recognized in the year ended September 30, 2009 and 2010, and the remaining is recognized ratably over the remaining vesting period of the award.

By a resolution of the board of directors on November 17, 2009, 1,361,900 share options were granted to selected employees for an exercise price per share equal to US$1.87. The option shall vest as to 25% of the total number of ordinary shares subject to the option on the first anniversary of the vesting commencement date. The remaining 75% of the total number of ordinary shares subject to the option shall vest in six substantially equal semi-annual installments, with the first installment vesting on the last day of the sixth month following the month in which the first anniversary of the vesting commencement date occurs and an additional installment vesting on the last day of every six months thereafter.

By a resolution of the board of directors on September 27, 2011, 1,000,600 share options were granted to selected employees with an exercise price per share equal to US$0.615, which was determined by the closing price of the Company's ADSs on NYSE on September 27, 2011. These options are subject to a two-year vesting schedule with 25% vesting semi-annually. By the same resolution of the board of directors on September 27, 2011, 400,000 fully-vested options were granted to selected directors with an exercise price per share equal to US$0.615, which was determined by the closing price of the Company's ADSs on NYSE on September 27, 2011.

Also by that resolution of the board of directors on September 27, 2011, the Company's board of directors approved to amend the terms of certain stock options granted to 172 employees and 17 non-employees representing 9,465,000 share options. The amendments included (i) reduction of the exercise price of share options from US$0.82 per share to nil for one selected employee, and to reduce the exercise price of share options from US$0.82 per share to US$0.615 per share based on the closing price of the Company's ADSs on NYSE on September 27, 2011 for the other 171 employees and 17 non-employees; (ii) acceleration of the vesting of share options to fully vested on September 27, 2011; (iii) an option of a three-year interest-free loan for exercising such options. The amendments did not change the vesting provisions or the number of shares subject to any of the option awards. This amendment was accounted for as a share option modification and required the re-measurement of the fair value of these share options. This re-measurement resulted in a total incremental share-based compensation of US$1,658, all of which was recognized in the year ended September 30, 2011.

A summary of option activity as of September 30, 2012, and changes during the years ended September 30, 2012 are presented below:

Share option granted to employees and non-executive directors	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, October 1, 2011	11,310,872	US$	0.65	7.14	-
Exercised	7,096,540	US$	0.49
Forfeited	467,308	US$	1.28

Outstanding, September 30, 2012	3,747,024	US$	0.87	7.00	-

Expected to vest, September 30, 2012	460,925	US$	1.16	8.18	-

Exercisable at September 30, 2012	3,072,504	US$	0.81	6.74	-

The weighted-average grant-date fair value of options granted to employees and non-executive directors during the year 2010 and 2011 was US$0.87 and US$0.26, respectively, and there was no options granted in the year 2012.

A summary of the activities of the share option granted to non-employees as of September 30, 2012, and changes during the year ended September 30, 2012 are presented below:

Share option granted to non-employees	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, October 1, 2011	977,212	US$	0.62	6.55	27
Granted	-		-
Forfeited	50,612	US$	0.62
Exercised	775,100	US$	0.62
Cancelled	-		-

Outstanding, September 30, 2012	151,500	US$	0.62	5.55	25

Exercisable at September 30, 2012	151,500	US$	0.62	5.55	25

The weighted-average grant-date fair value of options granted to non-employees during the year 2011 was US$0.26, and no options granted to non-employees during the year 2010 and 2012.

The total intrinsic value of options exercised during the year ended September 30, 2012 was US$1,152. As of September 30, 2012, the unrecognized share-based compensation cost related to share options amounted to approximately US$244. This compensation cost is expected to be recognized over a weighted-average vesting period of 1.08 years. Forfeitures were estimated based on historical experience. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation expenses related to these awards may be different from the expectation.

The fair value of each option award to employees and non-employees was estimated using the Black-Scholes Option Pricing Model by the management of the Company. The volatility assumption was estimated based on the price volatility of the shares of comparable companies in the education business because the Company did not have sufficient data to calculate expected volatility of the price of the underlying ordinary shares over the expected term of the option. The expected term was estimated based on the vesting terms, contractual terms and management's expectation of exercise behavior of the option grantees. The risk-free rate was based on the market yield of China Sovereign Bonds denominated in US$ with maturity terms equal to the expected term of the option awards. The closing market price of the ordinary shares of the Company as of the grant date was used as the fair value of the ordinary shares on that date.

The Company used the Black Scholes Model to estimate the fair value of the share options on the grant dates with the following assumptions:

For the year ended September 30, 2011
Risk-free interest rate	1.40% ~ 1.86%
Dividend yield	-
Expected volatility	51%
Expected life (in years)	3.71 ~ 5.63

Nonvested restricted shares

On July 2, 2008, the Company's board of directors approved compensation in total of US$300 to an independent director in exchange for her services to be provided to the Company over a three-year period commencing from July 29, 2008. The US$300 has therefore been recognized as compensation expenses over the three-year period from July 2008 through July 2011. The initial US$100 was paid in the form of 57,143 restricted ordinary shares of the Company in August 2008. The number of restricted ordinary shares was determined based on the closing price of the Company's ADSs on the issuance date. The remaining US$200 was accrued as a liability and paid in cash of US$100 in November 2009 and July 2010, respectively.

On December 3, 2010, the Company granted 100,000 nonvested restricted shares of the Company to directors (the "participants") that had been outstanding at the grant date. These shares are restricted on transferability and will be forfeited if the participants cease to provide requisite service to the Company. The restriction will be removed on the first anniversary of the issuance day. The grant-date fair value of a nonvested restricted share was US$1.25, which was the closing price of the Company's ADSs on NYSE on December 3, 2010. This grant resulted in a total share-based compensation of US$125, which was recognized ratably over the requisite service period of one year. As of September 30, 2012, there were no outstanding nonvested restricted shares.

A summary of the nonvested restricted shares activity is as follows:

	Number of Nonvested restricted shares outstanding	Weight average grant-date fair value
	US$
Nonvested shares outstanding at September 30, 2011	100,000	1.25
Vested	100,000	-

Nonvested shares outstanding at September 30, 2012	-	-

Share-based compensation expense

Total share-based compensation expense of share-based awards granted to employees, non-employees and non-executive directors recognized for the years ended September 30, 2010, 2011 and 2012 are as follows:

	As of September 30,
	2010	2011	2012
	US$	US$	US$
Cost of services	1,787	1,999	37
General and administrative expenses	2,033	3,347	88
Selling expenses	567	678	16

	4,387	6,024	141